Debt (Details Narrative) - USD ($)																							1 Months Ended	3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2021	Mar. 25, 2021	Mar. 25, 2021	Mar. 12, 2021	Jan. 28, 2021	Jan. 26, 2021	Jan. 22, 2021	Dec. 11, 2020	Jul. 31, 2020	Jun. 23, 2020	Jun. 23, 2020	Apr. 06, 2020	Jan. 16, 2020	Jan. 16, 2020	Jan. 14, 2020	Jul. 15, 2019	Dec. 03, 2018	Aug. 17, 2018	Jun. 29, 2018	Feb. 20, 2018	Feb. 09, 2018	Jan. 24, 2018	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 02, 2019	Sep. 30, 2021	Jul. 02, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Jul. 02, 2021	Jun. 30, 2021	May 24, 2021	Jan. 13, 2021	Sep. 04, 2020	Apr. 10, 2020	Dec. 31, 2019	Dec. 15, 2019
Debt Instrument [Line Items]
Debt instrument, principal amount due																							$ 30,060,722	$ 7,099,829			$ 7,099,829		$ 7,099,829		$ 30,060,722
Proceeds from borrowings on pay check protection program loan																																					$ 1,669,552
Interest expense on related party notes payable																								34,926	$ 271,599				$ 202,112	$ 808,893
Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date						Jun. 30, 2021
Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount															$ 250,000
Debt instrument, frequency of periodic payment									monthly
Debt instrument, periodic payment									$ 4,167
Debt instrument, periodic interest payment, start date															Jan. 31, 2020
Debt instrument, periodic interest payment, end date									Jan. 14, 2023						Jun. 30, 2020
Debt instrument, interest rate															16.00%
Debt instrument, principal amount due																							237,500								237,500
Debt instrument, retired amount															$ 250,000								250,000								250,000
Member Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 190,000																		$ 200,000								$ 200,000				$ 1,600,000			$ 1,740,000
Debt instrument, interest rate																																			6.00%
Convertible debt conversion basis																													Principal and accrued interest of the Member Note Payable was exchanged for participation in the Bridge Notes on January 28, 2021.
Short term debt interest rate																							8.00%								8.00%
Debt instrument, maturity date					Jun. 30, 2021
Member Notes Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Convertible notes																							$ 4,709,317								$ 4,709,317
Member Notes Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Convertible notes																							29,896								29,896
Member Notes Payable [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 10,900,000
Two Thousand And Nineteen Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																										$ 5,414,390
Debt instrument, interest rate																										6.00%
Convertible debt conversion basis																										Upon a triggering event or maturity, the 2019 Convertible Notes were to convert into preferred units based upon the calculations defined in the 2019 Convertible Note agreements.
Short term debt interest rate																										6.00%
Debt instrument maturity period																										24 months
Two Thousand And Twenty Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																												$ 2,840,000				$ 2,840,000
Debt instrument, interest rate																												6.00%
Convertible debt conversion basis																												Upon a triggering event or maturity, the 2020 Convertible Notes were to convert into preferred units based upon the calculations defined in the 2020 Convertible Note agreements.
Debt instrument maturity period																												24 months
Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																							8,254,390								8,254,390							5,414,390
Convertible notes																							60,000,000								$ 60,000,000
Discount percentage																															20.00%
Two Thousand Nineteen and Two Thousand Twenty Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes																								1,650,000			1,650,000		$ 1,650,000
Two Thousand Nineteen and Two Thousand Twenty Convertible Notes [Member] | Members and Officer [Member]
Debt Instrument [Line Items]
Convertible notes																							1,650,000								$ 1,650,000
Financing And Lease Agreements [Member]
Debt Instrument [Line Items]
Collateralized loans secured by net book value																							367,912	77,390			$ 77,390		77,390		$ 367,912							210,251
Maturity date start																											Oct. 12, 2022				Oct. 12, 2022
Maturity date end																											Sep. 13, 2024				Sep. 13, 2024
Carrying amount of debt																							$ 212,066	111,804			$ 111,804		111,804		$ 212,066							407,893
Financing And Lease Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																								$ 50,000			50,000		$ 50,000
Debt instrument, periodic payment																											$ 585				$ 585
Debt instrument, interest rate																							6.81%	6.81%			6.81%		6.81%		6.81%
Financing And Lease Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																							$ 20,000	$ 20,000			$ 20,000		$ 20,000		$ 20,000							34,000
Debt instrument, periodic payment																											$ 368				$ 368
Debt instrument, interest rate																							3.89%	3.89%			3.89%		3.89%		3.89%
Notes Payable Agreement Two [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 4,610,000	$ 4,610,000
Debt instrument, interest rate		12.00%	12.00%
Debt instrument, maturity date			Sep. 30, 2021
Bridge Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 10,600,000
Debt instrument, interest rate					6.00%
Debt instrument, maturity date					Oct. 31, 2021
Origin Bank [Member]
Debt Instrument [Line Items]
Collateralized loans secured by net book value																							$ 27,887,131	$ 46,925,790			$ 46,925,790		$ 46,925,790		$ 27,887,131							$ 19,444,978
Origin Bank [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Nov. 01, 2021
Debt instrument, covenant waiver extended date	Nov. 30, 2021
Origin Bank [Member] | Security Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, retired amount																						$ 1,000,000	$ 156,866								$ 156,866
Origin Bank [Member] | Security Agreement [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																						$ 1,000,000
Debt instrument, frequency of periodic payment																						monthly
Debt instrument, periodic payment																						$ 30,820
Debt instrument, periodic interest payment, start date																						Mar. 05, 2018
Debt instrument, periodic interest payment, end date											Dec. 31, 2020											Feb. 04, 2021
Debt instrument, interest rate																							6.50%								6.50%							6.50%
Debt instrument, principal amount due																							$ 156,866								$ 156,866							$ 417,956
Origin Bank [Member] | Security Agreement [Member] | Promissory Note [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																						1.00%
Origin Bank [Member] | Security Agreement Two [Member]
Debt Instrument [Line Items]
Debt instrument, retired amount																					$ 1,000,000		$ 156,510								$ 156,510
Origin Bank [Member] | Security Agreement Two [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																					$ 1,000,000
Debt instrument, frequency of periodic payment																					monthly
Debt instrument, periodic payment																					$ 30,212
Debt instrument, periodic interest payment, start date																					Mar. 05, 2018
Debt instrument, periodic interest payment, end date											Dec. 31, 2020										Feb. 04, 2021
Debt instrument, interest rate																							6.50%								6.50%							6.50%
Debt instrument, principal amount due																							$ 156,510								$ 156,510							$ 417,004
Origin Bank [Member] | Security Agreement Two [Member] | Promissory Note [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																					1.00%
Origin Bank [Member] | Mortgage Agreemen [Member]
Debt Instrument [Line Items]
Debt instrument, retired amount																			$ 1,240,000				1,160,547								1,160,547
Origin Bank [Member] | Mortgage Agreemen [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																			$ 1,240,000
Debt instrument, frequency of periodic payment																			monthly
Debt instrument, periodic payment																			$ 8,417
Debt instrument, periodic interest payment, end date											Dec. 31, 2020								Jun. 05, 2023
Debt instrument, interest rate										5.25%	5.25%
Debt instrument, principal amount due																							1,160,547								1,160,547							1,187,308
Origin Bank [Member] | Capital Expenditure Agreement [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount due																							1,521,874	1,304,896			1,304,896		1,304,896		1,521,874
Debt instrument, maximum borrowing capacity																		$ 2,240,000
Origin Bank [Member] | Capital Expenditure Agreement [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																		2,240,000
Debt instrument, periodic payment																		$ 42,615
Debt instrument, periodic interest payment, end date											Dec. 31, 2020							Mar. 05, 2024
Debt instrument, interest rate																		5.25%
Debt instrument, principal amount due																							$ 1,521,874								$ 1,521,874							$ 1,941,508
Origin Bank [Member] | Security Agreement Three [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount										$ 2,000,000	$ 2,000,000
Short term debt interest rate										5.00%	5.00%
Origin Bank [Member] | Security Agreement Three [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount										$ 2,000,000	$ 2,000,000
Debt instrument, periodic interest payment, start date										Aug. 05, 2020
Debt instrument, periodic interest payment, end date										Sep. 05, 2020
Debt instrument, interest rate																							5.00%								5.00%
Debt instrument, principal amount due																							$ 2,000,000								$ 2,000,000
Braaitime LLC [Member] | Notes Payable Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																				$ 1,000,000
Debt instrument, frequency of periodic payment																				quarterly
Debt instrument, periodic payment																				$ 50,000
Debt instrument, periodic interest payment, start date																				Jul. 01, 2018
Debt instrument, interest rate																							8.00%								8.00%							8.00%
Debt instrument, principal amount due																							$ 0								$ 0							$ 700,000
First United Bank And Trust Company [Member] | Business Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																	$ 89,001
Debt instrument, frequency of periodic payment																	monthly
Debt instrument, periodic payment																	$ 1,664
Debt instrument, periodic interest payment, end date																	Dec. 15, 2023
Debt instrument, interest rate																	4.49%
Debt instrument, principal amount due																							55,893	42,650			42,650		42,650		55,893							72,846
Montgomery Capital Partners III L p [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, periodic interest payment, start date													Jan. 31, 2020
Montgomery Capital Partners III L p [Member] | Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Collateralized loans secured by net book value													$ 1,524,933	$ 1,524,933
Debt instrument, principal amount													$ 2,000,000	$ 2,000,000																						$ 2,500,000
Debt instrument, frequency of periodic payment									monthly
Debt instrument, periodic payment									$ 4,167
Debt instrument, periodic interest payment, end date													Jun. 30, 2020
Debt instrument, interest rate													16.00%	16.00%
Debt instrument, principal amount due																							2,388,315								2,388,315
Convertible debt conversion basis														The Lender received a warrant to purchase Class A Units equivalent to 3% of the outstanding equity of the Company. The Company also retained a call provision to call the warrant at any time between issuance and maturity at specific call prices detailed in the Lender Agreement. This call provision possessed by the Company expires upon maturity of the Lender Agreement. Upon expiration of this call provision, the Lender can exercise their warrant for $1. No discount was recorded related to this warrant as it is not exercisable until maturity and if and only if the Company has not exercised its call provisions.
Montgomery Capital Partners III L p [Member] | Loan and Security Agreement Two [Member]
Debt Instrument [Line Items]
Debt instrument, retired amount												$ 2,700,000
Montgomery Capital Partners III L p [Member] | Lender Agreement [Member].
Debt Instrument [Line Items]
Debt instrument, retired amount													$ 2,000,000	$ 2,000,000									1,888,318								1,888,318
Van Maren Financial USA Inc [Member] | Notes Payable Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, retired amount																																							$ 3,250,000
Van Maren Financial USA Inc [Member] | Notes Payable Agreement [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Collateralized loans secured by net book value																																							1,524,933
Debt instrument, principal amount																$ 2,000,000																							$ 3,250,000
Debt instrument, frequency of periodic payment		monthly
Debt instrument, periodic payment		$ 5,000
Debt instrument, periodic interest payment, end date																Jan. 15, 2020
Debt instrument, interest rate		12.00%	12.00%													36.00%									66.67%					66.67%
Debt instrument, maximum borrowing capacity		$ 4,500,000	$ 4,500,000
Interest rate during period		1.00%
Repayment fee		1.50%	1.50%
Amount drawn		$ 2,500,000
Van Maren Financial USA Inc [Member] | Notes Payable Agreement [Member] | Notes Payable, Other Payables [Member] | Series 3 Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																							$ 3,001,366								3,001,366
Share issued																							2,280.32
Van Maren Financial USA Inc [Member] | Loan and Security Agreement Two [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Collateralized loans secured by net book value												1,524,933
Debt instrument, principal amount												$ 2,700,000											$ 2,500,000								2,500,000
Debt instrument, periodic interest payment, end date							Mar. 15, 2021					Oct. 06, 2020
Debt instrument, interest rate												14.00%
Debt Instrument, Increase, Accrued Interest												$ 214,540
Van Maren Financial USA Inc [Member] | Member Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																							3,001,366								3,001,366							$ 3,662,067
Van Maren Financial USA Inc [Member] | Notes Payable Agreement Two [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt instrument, retired amount		$ 4,610,000	$ 4,610,000																														$ 4,610,000
Kalhari Brands Incorporation [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Collateralized loans secured by net book value								$ 4,984,906
Debt instrument, principal amount								$ 3,245,843															$ 3,245,843								$ 3,245,843
Debt instrument, periodic interest payment, start date								Dec. 31, 2021
Short term debt interest rate								8.00%
Prepaid threshold amount								$ 8,500,000
Broken Stone Investments, Limited Liability Company [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount				$ 200,000
Debt instrument, periodic payment				$ 8,774
Debt instrument, periodic interest payment, start date				Jul. 01, 2021
Debt instrument, periodic interest payment, end date				Jun. 01, 2023
Short term debt interest rate				5.00%
Debt instrument, maturity date				Jun. 01, 2023
Short term debt carrying amount																								$ 178,294			$ 178,294		$ 178,294
CVI Investments, Incorporation [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt instrument, retired amount																																		$ 2,300,000
ICBT Holdings, Limited [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt instrument, retired amount																																	1,666,667
Amount draw down																																	833,333
Montgomery Capital Partners IV, Limited Partnership [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt instrument, retired amount																																	$ 2,900,000